Note 4 - Labor costs (included in Cost of sales and in Selling, general and administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2024
Note 4. Labor costs (included in Cost of sales and in Selling, general and administrative expenses)
Disclosure of detailed information about labor costs [text block]
	Year ended December 31,
	2024	2023	2022
Wages, salaries and social security costs	2,033,067	1,943,825	1,594,200
Severance indemnities	35,608	26,470	29,070
Post-employment benefits - defined contribution plans	16,014	15,055	13,256
Post-employment benefits - defined benefit plans	24,259	19,452	16,320
Employee retention and long-term incentive program	51,825	51,564	25,739
	2,160,773	2,056,366	1,678,585

Disclosure of information about employees [text block]
	2024	2023	2022
Mexico	6,042	7,500	5,919
Argentina	5,811	6,267	6,444
USA	3,583	3,882	3,509
Italy	2,140	2,187	2,136
Romania	1,885	1,884	1,847
Brazil	1,406	1,492	1,460
Canada	1,197	1,195	944
Indonesia	911	1,573	495
Colombia	893	1,112	1,183
Saudi Arabia	759	849	427
Other	1,247	1,193	928
	25,874	29,134	25,292